Shareholder Report, Holdings (Details)	Jan. 31, 2026
Kansas Municipal Fund | Class A [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[1]
Kansas Municipal Fund | Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%	[1]
Kansas Municipal Fund | Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.82%	[1]
Kansas Municipal Fund | Class A [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[1]
Kansas Municipal Fund | Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%	[1]
Kansas Municipal Fund | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%	[2]
Kansas Municipal Fund | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[2]
Kansas Municipal Fund | Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[2]
Kansas Municipal Fund | Class A [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[2]
Kansas Municipal Fund | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[2]
Kansas Municipal Fund | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[2]
Kansas Municipal Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
Kansas Municipal Fund | Class A [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
Kansas Municipal Fund | Class I [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[3]
Kansas Municipal Fund | Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%	[3]
Kansas Municipal Fund | Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.82%	[3]
Kansas Municipal Fund | Class I [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[3]
Kansas Municipal Fund | Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%	[3]
Kansas Municipal Fund | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%	[4]
Kansas Municipal Fund | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[4]
Kansas Municipal Fund | Class I [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[4]
Kansas Municipal Fund | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[4]
Kansas Municipal Fund | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[4]
Kansas Municipal Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[4]
Kansas Municipal Fund | Class I [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Kansas Municipal Fund | Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[4]
Maine Municipal Fund | Class A [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.93%	[5]
Maine Municipal Fund | Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.46%	[5]
Maine Municipal Fund | Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.61%	[5]
Maine Municipal Fund | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%	[6]
Maine Municipal Fund | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[6]
Maine Municipal Fund | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[6]
Maine Municipal Fund | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[6]
Maine Municipal Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[6]
Maine Municipal Fund | Class A [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[6]
Maine Municipal Fund | Class I [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.93%	[7]
Maine Municipal Fund | Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.46%	[7]
Maine Municipal Fund | Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.61%	[7]
Maine Municipal Fund | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%	[8]
Maine Municipal Fund | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[8]
Maine Municipal Fund | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[8]
Maine Municipal Fund | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[8]
Maine Municipal Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[8]
Maine Municipal Fund | Class I [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[8]
Nebraska Municipal Fund | Class A [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.45%	[9]
Nebraska Municipal Fund | Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.82%	[10]
Nebraska Municipal Fund | Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%	[9]
Nebraska Municipal Fund | Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.79%	[9]
Nebraska Municipal Fund | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[10]
Nebraska Municipal Fund | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[10]
Nebraska Municipal Fund | Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[10]
Nebraska Municipal Fund | Class A [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[10]
Nebraska Municipal Fund | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[10]
Nebraska Municipal Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[10]
Nebraska Municipal Fund | Class I [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.45%	[11]
Nebraska Municipal Fund | Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.82%	[11]
Nebraska Municipal Fund | Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%	[11]
Nebraska Municipal Fund | Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.79%	[11]
Nebraska Municipal Fund | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[12]
Nebraska Municipal Fund | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[12]
Nebraska Municipal Fund | Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[12]
Nebraska Municipal Fund | Class I [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[12]
Nebraska Municipal Fund | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[12]
Nebraska Municipal Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[12]
Oklahoma Municipal Fund | Class A [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[13]
Oklahoma Municipal Fund | Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.23%	[13]
Oklahoma Municipal Fund | Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.96%	[13]
Oklahoma Municipal Fund | Class A [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.64%	[13]
Oklahoma Municipal Fund | Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.97%	[13]
Oklahoma Municipal Fund | Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[14]
Oklahoma Municipal Fund | Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.00%	[14]
Oklahoma Municipal Fund | Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[14]
Oklahoma Municipal Fund | Class A [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
Oklahoma Municipal Fund | Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[14]
Oklahoma Municipal Fund | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[14]
Oklahoma Municipal Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[14]
Oklahoma Municipal Fund | Class A [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[14]
Oklahoma Municipal Fund | Class I [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[15]
Oklahoma Municipal Fund | Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.23%	[15]
Oklahoma Municipal Fund | Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.96%	[15]
Oklahoma Municipal Fund | Class I [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.64%	[15]
Oklahoma Municipal Fund | Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.97%	[15]
Oklahoma Municipal Fund | Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[16]
Oklahoma Municipal Fund | Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.00%	[16]
Oklahoma Municipal Fund | Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[16]
Oklahoma Municipal Fund | Class I [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
Oklahoma Municipal Fund | Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[16]
Oklahoma Municipal Fund | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[16]
Oklahoma Municipal Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[16]
Oklahoma Municipal Fund | Class I [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[16]
Viking Tax-Free Fund for Montana, Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.65%	[17]
Viking Tax-Free Fund for Montana, Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.16%	[17]
Viking Tax-Free Fund for Montana, Class A [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[17]
Viking Tax-Free Fund for Montana, Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%	[17]
Viking Tax-Free Fund for Montana, Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%	[18]
Viking Tax-Free Fund for Montana, Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[18]
Viking Tax-Free Fund for Montana, Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[18]
Viking Tax-Free Fund for Montana, Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[18]
Viking Tax-Free Fund for Montana, Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[18]
Viking Tax-Free Fund for Montana, Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[18]
Viking Tax-Free Fund for Montana, Class A [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[18]
Viking Tax-Free Fund for Montana, Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.65%	[19]
Viking Tax-Free Fund for Montana, Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.16%	[19]
Viking Tax-Free Fund for Montana, Class I [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[19]
Viking Tax-Free Fund for Montana, Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%	[19]
Viking Tax-Free Fund for Montana, Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%	[20]
Viking Tax-Free Fund for Montana, Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[20]
Viking Tax-Free Fund for Montana, Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[20]
Viking Tax-Free Fund for Montana, Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%	[20]
Viking Tax-Free Fund for Montana, Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[20]
Viking Tax-Free Fund for Montana, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[20]
Viking Tax-Free Fund for Montana, Class I [Member] | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[20]
Viking Tax-Free Fund for North Dakota, Class A [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[21]
Viking Tax-Free Fund for North Dakota, Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.61%	[21]
Viking Tax-Free Fund for North Dakota, Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.44%	[21]
Viking Tax-Free Fund for North Dakota, Class A [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.48%	[21]
Viking Tax-Free Fund for North Dakota, Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.79%	[21]
Viking Tax-Free Fund for North Dakota, Class A [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%	[22]
Viking Tax-Free Fund for North Dakota, Class A [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[22]
Viking Tax-Free Fund for North Dakota, Class A [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[22]
Viking Tax-Free Fund for North Dakota, Class A [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[22]
Viking Tax-Free Fund for North Dakota, Class A [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[22]
Viking Tax-Free Fund for North Dakota, Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[22]
Viking Tax-Free Fund for North Dakota, Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[21]
Viking Tax-Free Fund for North Dakota, Class I [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[23]
Viking Tax-Free Fund for North Dakota, Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.61%	[23]
Viking Tax-Free Fund for North Dakota, Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.44%	[23]
Viking Tax-Free Fund for North Dakota, Class I [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.48%	[23]
Viking Tax-Free Fund for North Dakota, Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.79%	[23]
Viking Tax-Free Fund for North Dakota, Class I [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%	[24]
Viking Tax-Free Fund for North Dakota, Class I [Member] | Other Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[24]
Viking Tax-Free Fund for North Dakota, Class I [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[24]
Viking Tax-Free Fund for North Dakota, Class I [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[24]
Viking Tax-Free Fund for North Dakota, Class I [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[24]
Viking Tax-Free Fund for North Dakota, Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[24]
Viking Tax-Free Fund for North Dakota, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[24]

[1]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[2]	All portfolio holdings are issued securities from the state of Kansas.
[3]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[4]	All portfolio holdings are issued securities from the state of Kansas.
[5]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[6]	All portfolio holdings are issued securities from the state of Maine.
[7]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[8]	All portfolio holdings are issued securities from the state of Maine.
[9]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[10]	All portfolio holdings are issued securities from the state of Nebraska.
[11]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[12]	All portfolio holdings are issued securities from the state of Nebraska.
[13]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[14]	All portfolio holdings are issued securities from the state of Oklahoma.
[15]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[16]	All portfolio holdings are issued securities from the state of Oklahoma.
[17]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[18]	All portfolio holdings are issued securities from the state of Montana.
[19]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[20]	All portfolio holdings are issued securities from the state of Montana.
[21]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[22]	All portfolio holdings are issued securities from the state of North Dakota.
[23]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[24]	All portfolio holdings are issued securities from the state of North Dakota